DERIVATIVES	12 Months Ended
Dec. 31, 2017
DERIVATIVES [Abstract]
DERIVATIVES
12.	DERIVATIVES

Derivatives are used by the Company to manage its exposure to interest rate fluctuations. The Company uses interest rate swap contracts to hedge variable interest payments due on borrowings associated with aircraft with fixed rate rentals. As of December 31, 2017, the Company had $1.1 billion of floating rate debt associated with aircraft with fixed rate rentals.

Interest rate swap contracts allow the Company to pay fixed interest rates and receive variable interest rates with the swap counterparty based on either the one-month or three-month LIBOR applied to the notional amounts over the life of the contracts. As of December 31, 2017 and 2016, the Company had interest rate swap contracts with notional amounts aggregating $0.7 billion and $0.8 billion, respectively. The unrealized fair value gain on the interest rate swap contracts, reflected as derivative assets, was $2.6 million and $1.9 million as of December 31, 2017 and 2016, respectively. The unrealized fair value loss on the interest rate swap contracts, reflected as derivative liabilities, was $7.3 million and $13.3 million as of December 31, 2017 and 2016, respectively.

The Company determines the fair value of derivative instruments using a discounted cash flow model. The model incorporates an assessment of the risk of non-performance by the swap counterparty in valuing derivative assets and an evaluation of the Company’s credit risk in valuing derivative liabilities.

The Company considers in its assessment of non-performance risk, if applicable, netting arrangements under master netting agreements, any collateral requirement, and the derivative payment priority in the Company’s debt agreements. The valuation model uses various inputs including contractual terms, interest rate curves and credit spreads.

Designated Derivatives

Certain of the Company’s interest rate derivatives have been designated as cash flow hedges. The effective portion of changes in fair value of these derivatives are recorded as a component of accumulated other comprehensive income, net of a provision for income taxes. Changes in the fair value of these derivatives are subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings.

As of December 31, 2017, the Company had the following designated derivative instruments classified as derivative assets on the balance sheet (dollars in thousands):

Type	Quantity	Maturity Dates	Hedge Interest Rates	Swap Contract Notional Amount	Credit Risk Adjusted Fair Market Value	Gain Recognized in Accumulated Comprehensive Loss	Loss Recognized into Earnings
Interest rate swap contracts	9	11/14/2018-1/11/23	0.90% - 4.30%	$175,552	$2,625	$2,090	$(16)
Accrued interest				—	18	—	—
Total – designated derivative assets	9			$175,552	$2,643	$2,090	$(16)

As of December 31, 2017, the Company had the following designated derivative instruments classified as derivative liabilities on the balance sheet (dollars in thousands):

Type	Quantity	Maturity Dates	Hedge Interest Rates	Swap Contract Notional Amount	Credit Risk Adjusted Fair Market Value	Loss Recognized in Accumulated Comprehensive Loss	Gain Recognized into Earnings
Interest rate swap contracts	7	3/14/18-9/27/25	1.98% - 6.22%	$206,447	$(2,735)	$(2,393)	$4
Accrued interest				—	(113)	—	—
Total – designated derivative liabilities	7			$206,447	$(2,848)	$(2,393)	$4

Dedesignated Derivatives

Certain of the Company’s interest rate swap contracts no longer qualify for hedge accounting and have been dedesignated. At December 31, 2017, the Company had an accumulated other comprehensive loss, net of tax, of $4.3 million associated with these contracts, which is being amortized over the term. During the year ended December 31, 2017, $1.4 million was recognized as interest expense.

As of December 31, 2017, the Company had the following dedesignated derivative instruments classified as derivative liabilities on the balance sheet (dollars in thousands):

Type	Quantity	Maturity Dates	Hedge Interest Rates	Swap Contract Notional Amount	Credit Risk Adjusted Fair Market Value	Gain Recognized into Earnings
Interest rate swap contracts	4	2/9/2018-2/9/2019	1.69% - 3.47%	$318,747	$(4,312)	$204
Accrued interest				—	(184)	—
Total – dedesignated derivative liabilities	4			$318,747	$(4,496)	$204

Terminated Derivatives

In 2016, the Company terminated four interest rate swap contracts and recognized a loss into earnings totaling $0.6 million.

In 2015, the Company terminated 14 interest rate swap contracts and recognized a loss into earnings totaling $2.4 million. In addition, the Company recognized a net loss of $1.1 million on swap ineffectiveness.